Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Detail) (Financial Assets and Liabilities Measured on Recurring Basis [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Assets:
Asset	$ 37	$ 43
Liabilities:
Liabilities	44	44
Interest rate contracts [Member]
Liabilities:
Liabilities	22	24
Deferred compensation liabilities [Member]
Liabilities:
Liabilities	22	20
Investments in equity securities [Member]
Assets:
Asset	13	21
Plan assets for deferred compensation [Member]
Assets:
Asset	22	20
Investment in mutual funds [Member]
Assets:
Asset	2	2
Level 1 [Member]
Assets:
Asset	37	43
Liabilities:
Liabilities	22	20
Level 1 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities
Level 1 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities	22	20
Level 1 [Member] | Investments in equity securities [Member]
Assets:
Asset	13	21
Level 1 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset	22	20
Level 1 [Member] | Investment in mutual funds [Member]
Assets:
Asset	2	2
Level 2 [Member]
Assets:
Asset
Liabilities:
Liabilities	22	24
Level 2 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities	22	24
Level 2 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities
Level 2 [Member] | Investments in equity securities [Member]
Assets:
Asset
Level 2 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset
Level 2 [Member] | Investment in mutual funds [Member]
Assets:
Asset
Level 3 [Member]
Assets:
Asset
Liabilities:
Liabilities
Level 3 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities
Level 3 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities
Level 3 [Member] | Investments in equity securities [Member]
Assets:
Asset
Level 3 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset
Level 3 [Member] | Investment in mutual funds [Member]
Assets:
Asset